Assets Held For Sale - Summary of company's asset held for sale by asset description (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Lived Assets Held-for-Sale [Line Items]
Assets held for sale, gross	$ 15,287	$ 15,259	$ 15,057
Less: accumulated depreciation and amortization	(4,925)	(4,925)	(4,464)
Asset held for sale, net	10,362	10,334	10,593
Buildings and Improvements
Long-Lived Assets Held-for-Sale [Line Items]
Assets held for sale, gross	$ 14,386	$ 14,358	14,156
Buildings and Improvements | Maximum
Long-Lived Assets Held-for-Sale [Line Items]
Lives (Years)	40 years	40 years
Buildings and Improvements | Minimum
Long-Lived Assets Held-for-Sale [Line Items]
Lives (Years)	5 years	5 years
Equipment and Computer Related
Long-Lived Assets Held-for-Sale [Line Items]
Assets held for sale, gross	$ 458	$ 458	458
Equipment and Computer Related | Maximum
Long-Lived Assets Held-for-Sale [Line Items]
Lives (Years)	10 years	10 years
Equipment and Computer Related | Minimum
Long-Lived Assets Held-for-Sale [Line Items]
Lives (Years)	2 years	2 years
Land
Long-Lived Assets Held-for-Sale [Line Items]
Assets held for sale, gross	$ 443	$ 443	$ 443